INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax Benefit	$ (948)	$ (9,581)	$ (2,636)
Domestic
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax Benefit	4,995	1,661	(639)
US
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax Benefit	(961)	(5,646)	(416)
International
Disclosure Of Domestic And Foreign Components Of Income Taxes [Line Items]
Tax Benefit	$ (4,982)	$ (5,596)	$ (1,581)